Segment Information - Schedule of Long-Lived Assets (Details) - USD ($) $ in Thousands	Mar. 31, 2026	Mar. 31, 2025
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	$ 22,326	$ 23,385
Hong Kong and Macao [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	2	2
PRC [Member]
Schedule of Long-Lived Assets [Line Items]
Total long-lived assets	$ 22,324	$ 23,383